UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Quarter ended:	6/30/99

Check here if Amendment  ; Amendment Number:
	This Amendment (check only one.):	is a restatement.
								adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	HBK INVESTMENTS L.P.
Address:	300 CRESCENT COURT, SUITE 700
		DALLAS, TEXAS 75201

Form 13F File Number:	28-6078

	The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Report Manager:

Name:	H. Michael Reese
Title:	Chief Financial Officer
Phone:	(214) 758-6160

Signature, Place, and Date of Signing:

	/X/ H. Michael Reese		Dallas, Texas		August 13, 1999
	    Chief Financial Officer

Report Type (Check only one.):

	X	13F HOLDINGS REPORT.

		13F NOTICE.

		13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	75

Form 13F Information Table Value Total:	$532,743 (thousands)

	Information for which we are requesting confidential treatment has been omitted and filed separately with the Securities and Exchange Commission.

List of Other Included Managers:  NONE


FORM 13F INFORMATION TABLE


	TITLE OF	VALUE	SHARES/	SH/	PUT/	INVSTMNT	OTHER	VOTING AUTHORITY
NAME OF ISSUER	CLASS	CUSIP	(X$1000)	PRN AMT	PRN	CALL	DISCRETN	MANAGERS	SOLE	SHARED	NONE
----------------------	-----	-----	--------	-------	---	----	--------	--------	----	------	----
ADVANTA CORP 	CL B	007942204	568	41,600	SH		SOLE		41,600	0	0
AERIAL COMMUNICATIONS INC	COM	007655103	6,688	500,000	SH		SOLE		500,000	0	0
ALBERSTONS INC	CALL	013104904	902	17,500	SH	CALL	SOLE		17,500	0	0
ALPINE GROUP INC	COM	020825105	897	59,300	SH		SOLE		59,300	0	0
ALTERNATIVE LIVING SERVICES INC	SB DB CV 5.25%02	02145KAB3	11,161	14,571,000	PRN		SOLE		14,571,000	0	0
ALTERNATIVE LIVING SERVICES INC	SUB DB CONV 7%04	02145KAC1	9,370	10,635,000	PRN		SOLE		10,635,000	0	0
AMERICA ONLINE INC DEL	PUT	02364J954	1,540	14,000	SH	PUT	SOLE		14,000	0	0
AMERICAN GENERAL CORP	PUT	026351956	4,523	60,000	SH	PUT	SOLE		60,000	0	0
AMERITECH CORP NEW	CALL	030954901	7,350	100,000	SH	CALL	SOLE		100,000	0	0
ASSISTED LIVING CONCEPTS INC	COM	04543L109	645	430,300	SH		SOLE		430,300	0	0
AT HOME CORP	SB DB CV 144A 18	045919AA5	12,413	16,200,000	PRN		SOLE		16,200,000	0	0
ATMEL CORP	PUT	049513954	6,866	262,200	SH	PUT	SOLE		262,200	0	0
ATMEL CORP	SBDBCV ZRO144A18	049513AB0	30,713	75,000,000	PRN		SOLE		75,000,000	0	0
AVONDALE INDS INC.	COM	054350103	25,843	660,000	SH		SOLE		660,000	0	0
AXOGEN LTD	COM	G0690R108	28,726	917,400	SH		SOLE		917,400	0	0
BANDAG INC	CL A	059815308	2,247	79,900	SH		SOLE		79,900	0	0
BRIGHTPOINT INC	SB LYON ZERO 18	109473AC2	12,534	50,275,000	PRN		SOLE		50,275,000	0	0
CAMPBELL SOUP CO	COM	134429109	521	12,000	SH		SOLE		12,000	0	0
CAPSTAR HOTEL CO	SUB NT CV4.75%04	140918AC7	2,112	2,750,000	PRN		SOLE		2,750,000	0	0
CENDANT CORP	CALL	151313903	2,157	105,200	SH	CALL	SOLE		105,200	0	0
CISCO SYS INC	CALL	17275R902	12,888	200,000	SH	CALL	SOLE		200,000	0	0
CKE RESTAURANTS INC	SB NT CV 4.25%04	12561EAB1	3,886	5,225,000	PRN		SOLE		5,225,000	0	0
CNET INC	SB NT CV 144A 06	125945AA3	12,369	7,750,000	PRN		SOLE		7,750,000	0	0
COMCAST CORP	CL A	200300101	1,802	50,000	SH		SOLE		50,000	0	0
CONOCO INC.	CL A	208251306	3,966	150,000	SH		SOLE		150,000	0	0
DATA PROCESSING RES CORP	COM	237823109	4,328	184,400	SH		SOLE		184,400	0	0
EASTMAN KODAK CO	CALL	277461909	6,775	100,000	SH	CALL	SOLE		100,000	0	0
EASTMAN KODAK CO	PUT	277461959	6,775	100,000	SH	PUT	SOLE		100,000	0	0
ECHOSTAR COMMUNICATIONS NEW	PFD CV SER C	278762307	21,495	71,300	SH		SOLE		71,300	0	0
FUISZ TECHNOLOGIES LTD	COM	359536109	809	225,000	SH		SOLE		225,000	0	0
FUISZ TECHNOLOGIES LTD	SB DB CV 7%04	359536AB5	3,325	7,040,000	PRN		SOLE		7,040,000	0	0
GENERAL ELEC CO	PUT	369604953	12,882	114,000	SH	PUT	SOLE		114,000	0	0
GENERAL MLS INC	COM	370334104	968	12,000	SH		SOLE		12,000	0	0
GULFSTREAM AEROSPACE CORP	COM	402734107	11,944	175,000	SH		SOLE		175,000	0	0
HEINZ H J CO	COM	423074103	584	12,000	SH		SOLE		12,000	0	0
HEWLETT PACKARD CO	CALL	428236903	8,543	85,000	SH	CALL	SOLE		85,000	0	0
HOLLIS-EDEN PHARMACEUTICALS	COM	435902101	1,319	109,656	SH		SOLE		109,656	0	0
HRPT PPTYS TR	SB DBCV0A 7.5%03	40426WAB7	4,832	5,012,000	PRN		SOLE		5,012,000	0	0
ILLINOIS TOOL WKS INC	CALL	452308909	1,431	17,500	SH	CALL	SOLE		17,500	0	0
INTELLIGENT POYMERS LTD	UNIT EX 093000	45815V200	12,964	323,600	PRN		SOLE		323,600	0	0
KELLOGG CO	COM	487836108	398	12,000	SH		SOLE		12,000	0	0
KELLSTROM INDS INC	SUB NT CV 144A02	488035AA4	1,153	1,290,000	PRN		SOLE		1,290,000	0	0
LABORATORY CORP AMER HLDGS	PFD CV EXCH% A	50540R201	3,148	54,041			SOLE		54,041	0	0
LEHMAN BROS HLDGS INC	PUT	524908950	4,349	70,000	SH	PUT	SOLE		70,000	0	0
LEVEL ONE COMMUNICATIONS INC.	COM	527295109	44,209	902,800	SH		SOLE		902,800	0	0
LUCENT TECHNOLOGIES INC	COM	549463107	25,671	384,945	SH		SOLE		384,945	0	0
MBL INTL FIN BERMUDA TR	GTD NT EXCH 3%02	55262XAA2	21,238	18,920,000	PRN		SOLE		18,920,000	0	0
MCI WORLDCOM INC	COM	55268B106	1,965	21,000	SH		SOLE		21,000	0	0
MCI WORLDCOM INC	PUT	55268B956	17,213	200,000	SH	PUT	SOLE		200,000	0	0
MEDITRUST CORP	DEB CONV 7.5%01	58501TAC2	18,515	19,337,000	PRN		SOLE		19,337,000	0	0
MICROSOFT CORP	COM	594918104	3,520	40,000	SH		SOLE		40,000	0	0
MICROSOFT CORP	PUT	594918954	18,038	200,000	SH	PUT	SOLE		200,000	0	0
MOLEX INC	CL A	608554200	3,052	102,700	SH		SOLE		102,700	0	0
NABISCO GROUP HLDG CORP	COM	62952P102	712	35,700	SH		SOLE		35,700	0	0
NEOTHERAPEUTICS INC	COM	640656104	888	68,434	SH		SOLE		68,434	0	0
NEXTEL COMMUNICATIONS INC	PUT	65332V953	5,019	100,000	SH	PUT	SOLE		100,000	0	0
NOEL GROUP INC	COM	655260107	1,906	3,049,100	SH		SOLE		3,049,100	0	0
NORTH AMERN VACCINE INC	COM	657201109	675	128,633	SH		SOLE		128,633	0	0
NORTH AMERN VACCINE INC	SUB NT CV 6.5%03	657201AC3	1,349	4,162,000	PRN		SOLE		4,162,000	0	0
RAYTHEON CO	CL A	755111309	8,676	127,000	SH		SOLE		127,000	0	0
SAFEGUARD SCIENTIFICS INC	SB NT CV 144A 06	786449AD0	2,943	2,800,000	PRN		SOLE		2,800,000	0	0
SARA LEE CORP	COM	803111103	826	36,000	SH		SOLE		36,000	0	0
SHELL TRANS & TRADING PLC	NEW YRK SH NEW	822703609	1,351	29,300	SH		SOLE		29,300	0	0
SOUTHWEST AIRLS CO	CALL	844741908	1,038	50,000	SH	CALL	SOLE		50,000	0	0
SPX CORP	PUT	784635954	2,505	30,000	SH	PUT	SOLE		30,000	0	0
SUN MICROSYSTEMS INC	COM	866810104	698	10,500	SH		SOLE		10,500	0	0
SUN MICROSYSTEMS INC	PUT	866810954	6,888	100,000	SH	PUT	SOLE		100,000	0	0
TERA COMPUTER CO	COM	88076P108	3,000	635,593	SH		SOLE		635,593	0	0
THERMO FIBERTEK INC	SUB DB CV 144A04	88355WAA3	3,822	4,500,000	PRN		SOLE		4,500,000	0	0
THRUSTMASTER INC	COM	886027101	1,156	50,000	SH		SOLE		50,000	0	0
TIME WARNER INC	CALL	887315909	7,263	100,000	SH	CALL	SOLE		100,000	0	0
UNITED INTL HLDGS INC.	CL A	910734102	8,562	126,900	SH		SOLE		126,900	0	0
WESTFIELD AMER INC	COM	959910100	328	21,000	SH		SOLE		21,000	0	0
XOMA LTD	ORD	G9825R107	2,744	444,648	SH		SOLE		444,648	0	0
YOUTH SVCS INTL INC	SUB DB CONV 7%06	987816AB1	6,271	7,965,000	PRN		SOLE		7,965,000	0	0